Segment Information and Revenue Analysis - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues	$ 26,216,515	$ 30,135,295	$ 21,172,091
Pet leashes [Member]
Revenues	6,266,952	7,102,233	5,290,918
Pet Collars [Member]
Revenues	6,188,672	10,684,908	7,529,420
Pet Harnesses [Member]
Revenues	3,587,128	4,980,771	1,508,426
Retractable Dog Leashes [Member]
Revenues	1,771,805	2,650,932	1,691,066
Intelligent Pet Products [Member]
Revenues	2,103,523	59,719
Gift Suspender [Member]
Revenues	4,058,229	3,481,500	2,415,118
Other Pet Accessories [Member]
Revenues	2,024,742	1,175,232	2,737,143
Climbing Hooks [Member]
Revenues	$ 215,464